Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated February 1, 2007, as previously supplemented

June 21, 2007, April 5, 2007, and March 15, 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 28 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 29 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

The following information was contained within the June 21, 2007, Supplement and is included herewith for your convenience:

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Moderate Balanced and Growth Balanced Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

The following information was contained within the March 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 29, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

AFR107/P501SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated July 1, 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 38 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•	You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust

Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation Fund, Conservative Allocation Fund, Diversified Bond Fund, Diversified Small Cap Fund, Nebraska Tax-Free Fund or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 39 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replace with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

TDR107/P601SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND (Class A and Class C Only)

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated February 1, 2007,

as previously supplemented July 12, 2007, and March 15, 2007

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 59 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging

Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 60 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

______________________________________________________________________________________

The following information was contained within the July 12, 2007, supplement and is included herewith for your convenience.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the Portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

Strategic Small Cap Value Fund

On page 42, under “Principal Risk Factors” for the Strategic Small Cap Value Fund, the following bullet point is added:

•	Multi-Style Management Risk

Under the “Description of Principal Investment Risks” section, the following paragraph is added:

Multi-Style Management Risk

Because certain portions of a Fund’s assets are managed by different portfolio managers using different styles, a Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities. This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.

Under the “How to Buy Shares” section beginning on page 65, the “Automatic Investment Plans” row in the chart is deleted. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 59, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 60, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

EGR107/P901SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Administrator Class

Supplement dated October 1, 2007, to the Prospectus dated February 1, 2007,

as supplemented February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “How to Buy Shares” on page 37 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

Effective immediately, in the section entitled “Redemption Fees” on page 41 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

_________________________________________________________________________________

The following information was included in the February 20, 2007, Supplement and is included for your convenience:

INTERNATIONAL VALUE FUND

Effective immediately, the “Example of Expenses” section on page 19 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 127
3 Years	$ 473
5 Years	$ 842
10 Years	$1,881

IEAM107/P3030 SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Class A and Class C

Supplement dated October 1, 2007, to the Prospectus dated August 1 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 17 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation Fund, Conservative Allocation Fund, Diversified Bond Fund, Diversified Small Cap Fund, Nebraska Tax-Free Fund or Small Cap Opportunities Fund.

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 18 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

Effective immediately, in the section entitled “Redemption Fees” on page 27 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following :

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

IER107/P301SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Institutional Class

Supplement dated October 1, 2007, to the Prospectus dated February 1, 2007,

as supplemented on February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “How to Buy Shares” on page 32 of the Prospectus, the following bullet point:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM);

Effective immediately, in the section entitled “Redemption Fees” on page 35 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

_______________________________________________________________________

The following information was included in the February 20, 2007 Supplement and is included for your convenience:

INTERNATIONAL EQUITY FUND

Effective immediately, the “Example of Expenses” section on page 7 of the Prospectus for the International Equity Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 107
3 Years	$ 385
5 Years	$ 685
10 Years	$ 1,535

IEIT107/P304SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Investor Class

Supplement dated October 1, 2007, to the Prospectus dated February 1, 2007 as previously supplemented July 16, 2007, and February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “Redemption Fees” on page 26 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	Transactions by Section 529 college savings plan accounts; and.

____________________________________________________________________________________

The following information was included in the July 16, 2007 Supplement and is included for your convenience:

Effective immediately, under the “How to Buy Shares” section beginning on page 22, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

____________________________________________________________________________________

The following information was included in the February 20, 2007 Supplement and is included for your convenience:

ASIA PACIFIC FUND

Effective immediately, the “Example of Expenses” section on page 7 of the Prospectus for the Asia Pacific Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 169
3 Years	$ 588
5 Years	$ 1,034
10 Years	$ 2,271

OVERSEAS FUND

Effective immediately, the “Example of Expenses” section on page 11 of the Prospectus for the Overseas Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 149
3 Years	$ 556
5 Years	$ 990
10 Years	$ 2,196

Under the Description of Principal Investment Risks beginning on page 12 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an “emerging” stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under “Non-U.S. Securities Risk” and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

IEV107/P306SP – 10/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on July 16, 2007, March 15, 2007, and February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 42 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g. an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 43 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM),

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM),

Effective immediately, in the section entitled “Redemption Fees” on page 52 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

______________________________________________________________________________________

The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 48, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 42, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 43, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

____________________________________________________________________________________

The following information was contained within the February 20, 2007, Supplement and is included herewith for your convenience.

INTERNATIONAL VALUE FUND

Effective immediately, the “Example of Expenses” section on page 23 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$ 719	$ 728	$ 328
3 Years	$1,903	$1,908	$1,504
5 Years	$3,061	$3,138	$2,747
10 Years	$5,841	$5,883	$5,718

IER107/P301 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Class A and Class C

Supplement dated October 1, 2007, to the Prospectus dated August 1, 2007.

This Supplement contains important information about the Fund referenced above.

ALL FUNDS

Effective immediately, in the section entitled “How to Buy Shares” on page 16 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

LCRA107/P101SPA

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Administrator Class

Supplement dated October 1, 2007, to the Prospectus dated December 1, 2006,

as supplemented December 21, 2006.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “How to Buy Shares” on page 44 of the Prospectus, the following bullet point:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

VALUE FUND

Effective immediately, in the section entitled “Redemption Fees” on page 47 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

_________________________________________________________________________________

The following information was contained within the December 21, 2006, Supplement and is included herewith for your convenience.

Dividend Income Fund

Effective immediately, Jennifer C. Newell, CFA is the sole portfolio manager for the Dividend Income Fund. The resulting changes to the Prospectus are described below.

Under the Key Fund Information for the Dividend Income Fund on page 8 of Prospectus, the existing information for the portfolio managers is replaced with the following:

Portfolio Manager: Jennifer C. Newell, CFA

The “Portfolio Managers” section beginning on pages 40-41 of the Administrator Class Prospectus is supplemented and replaced with the following:

Jennifer C. Newell, CFA

Dividend Income Fund since 2005

Ms. Newell is solely responsible for managing the Dividend Income Fund, which she had previously jointly managed from 2005 to 2006. Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to joining Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly offered mutual funds at Newell Associates from 1992 until 2003, and also served as president of Newell Associates beginning in 1998. Education: B.S., Economics, Wheaton College, Massachusetts; M.B.A., Haas School of Business at the University of California, Berkeley.

LCAM107/P103SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE VALUE FUND

Investor Class

Supplement dated October 1, 2007, to the Prospectus dated December 1, 2006, as previously supplemented on July 16, 2007, March 15, 2007, and December 21, 2006.

This Supplement contains important information about the Fund referenced above.

VALUE FUND

Effective immediately, in the section entitled “Redemption Fees” on page 41 of the Prospectus, the following bullet point are deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

_____________________________________________________________________________________

The following information was included in the July 16, 2007, Supplement and is included for your convenience:

ALL FUNDS

Effective immediately, under the “How to Buy Shares” section beginning on page 37, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 40 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 41 of the Prospectus under “General Notes For Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

______________________________________________________________________________________

The following information was contained within the December 21, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Dividend Income Fund.

Dividend Income Fund

Effective immediately, Jennifer C. Newell, CFA is the sole portfolio manager for the Dividend Income Fund. The resulting changes to the Prospectuses are described below.

Under the Key Fund Information for the Dividend Income Fund on pages 8 Investor Class Prospectus the existing information for the portfolio managers is replaced with the following:

Portfolio Manager: Jennifer C. Newell, CFA

The “Portfolio Managers” section beginning on pages 40-41 of the Administrator Class Prospectus and page 33 of the Investor Class Prospectus is supplemented and replaced with the following:

Jennifer C. Newell, CFA

Dividend Income Fund since 2005

Ms. Newell is solely responsible for managing the Dividend Income Fund, which she had previously jointly managed from 2005 to 2006. Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to joining Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly offered mutual funds at Newell Associates from 1992 until 2003, and also served as president of Newell Associates beginning in 1998. Education: B.S., Economics, Wheaton College, Massachusetts; M.B.A., Haas School of Business at the University of California, Berkeley.

LCIV107/P106SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND (Class A and Class B only)

WELLS FARGO ADVANTAGE GROWTH FUND (Class C only)

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated December 1, 2006,

as supplemented March 15, 2007.

This Supplement contains important information about the Fund referenced above.

ALL FUNDS

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 41 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 42 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

VALUE FUND

Effective immediately, in the section entitled “Redemption Fees” on page 51 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

The following information was included in the March 15, 2007, Supplement and is included for your convenience:

Effective immediately, the following bullet points, which are located on page 50 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 51 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 42, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

LCR107/P101SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

Class A and Class C

Supplement dated October 1, 2007, to the Prospectus dated August 1 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 15 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation Fund, Conservative Allocation Fund, Diversified Bond Fund, Diversified Small Cap Fund, Nebraska Tax-Free Fund or Small Cap Opportunities Fund.

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 17 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

MIR07/P1101SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (Class A and Class C only)

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (Class A and Class C only)

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (Class C only)

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (Class C only)

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated November 1, 2006, as previously supplemented on July 16, 2007, and March 15, 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 50 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 51 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

___________________________________________________________________________________

The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 56, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 50, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 59 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 60 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 51, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

MIR07/AP1101SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Class A and Class C

Supplement dated October 1, 2007, to the Prospectus dated August 1, 2007.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 23 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation Fund, Conservative Allocation Fund, Diversified Bond Fund, Diversified Small Cap Fund, Nebraska Tax-Free Fund or Small Cap Opportunities Fund.

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 24 of the Prospectus, the following bullet point:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

SCRA107/P201SPA

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Institutional Class

Supplement dated October 1, 2007, to the Prospectus dated August 1, 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “How to Buy Shares” on page 15 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

SCR107/P204SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated March 1, 2007,

as previously supplemented July 16, 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 34 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

____________________________________________________________________________________

The following information was included in the July 16, 2007, Supplement and is included for your convenience:

Effective immediately, under the “How to Buy Shares” section beginning on page 40, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under

“General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 34, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

SCR107/P201SP 10-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class A, Class B and Class C

Supplement dated October 1, 2007, to the Prospectus dated March 1, 2007,

as previously supplemented on July 16, 2007.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 24 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

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You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 25 of the Prospectus, the following bullet point are deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

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The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 30, the “Automatic Investment Plans” row is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

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Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 24, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

SFR107/P401SP 10-07